Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Three Months Ended March 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue

Revenue by primary geographical market:
North America	$2,539	48%	$1,085	28%
Asia Pacific	321	6%	8	—%
Europe and Middle East	2,453	46%	2,779	72%
Total	$5,313	100%	$3,872	100%
Revenue by timing of recognition:
Recognized at a point in time	$2,053	39%	$608	16%
Recognized over time	3,260	61%	3,264	84%
Total	$5,313	100%	$3,872	100%
Revenue by segment:
Autonomy Solutions	$4,336	82%	$3,297	85%
Component Sales	977	18%	575	15%
Total	$5,313	100%	$3,872	100%
Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue

Revenue by primary geographical market:
North America	$4,010	29%	$10,453	83%
Asia Pacific	906	6%	469	4%
Europe and Middle East	9,035	65%	1,680	13%
Total	13,951	100%	12,602	100%
Revenue by timing of recognition:
Recognized at a point in time	2,639	19%	9,666	77%
Recognized over time	11,312	81%	2,936	23%
Total	13,951	100%	12,602	100%
Revenue by segment:
Autonomy Solutions	11,387	82%	9,666	77%
Component Sales	2,564	18%	2,936	23%
Total	13,951	100%	12,602	100%

Schedule of Opening and Closing Balances of Contract Liabilities and Significant Changes in Contract Liabilities
The significant changes in contract liabilities balances consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Beginning balance	$2,284	$225
Revenue recognized that was included in the contract liabilities beginning balance	(1,667)	(225)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	37	2,284
Ending balance	$654	$2,284

The significant changes in contract liabilities balances consisted of the following (in thousands):

	December 31,
	2020	2019
Beginning balance	$225	$—
Revenue recognized that was included in the contract liabilities beginning balance	(225)	—
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	2,284	225
Ending balance	$2,284	$225